BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2019
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

NOTE 2 - BASIS OF PREPARATION OF THE CONDENSED CONSOLIDATED INTERIM  FINANCIAL STATEMENTS:

a.

The Company’s condensed consolidated interim financial statements for the three and six months ended June 30, 2019 (the "Condensed Consolidated Interim Financial Statements") have been prepared in accordance with International Accounting Standard IAS 34, “Interim Financial Reporting”. These Condensed Consolidated Interim Financial Statements, which are unaudited, do not include all  the information and disclosures that would otherwise be required in a complete set of annual financial statements and should be read in conjunction with the annual financial statements as of December 31, 2018 and their accompanying notes, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as published by the International Accounting Standards Board (“IASB”). The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

The accounting policies applied in the preparation of the Condensed Consolidated Interim Financial Statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2018, except for the adoption of International Financing Reporting Standard No. 16 “Leases” (“IFRS 16”), effective from January 1, 2019, as set out below.

b.	The impact of the adoption of IFRS 16 and the new accounting policies that have been applied from January 1, 2019 are disclosed in note 3 below.